Commitments and Contingencies (Details) - Schedule of future minimum lease payment - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of future minimum lease payment [Line Items]
2023/2022		$ 3,148
2024/2023		71,175
Total minimum lease payment $		74,360
Long Term Debt Maturity [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payment [Line Items]
2022 (remainder) $	$ 2,123
2023/2022	2,895	2,834
2024/2023	1,977	2,895
2025/2024	5	1,977
2025/2026		5
2026		3
Thereafter	3
Total minimum lease payment $	$ 7,003	$ 7,714